Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2020		2019		2018
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	8,155,338	Ps.	7,527,364	Ps.	7,383,540
Programming production and transmission rights (b)		707,247		485,157		960,052
Telecom services (c)		97,754		71,979		17,951
Administrative services (d)		13,561		20,598		34,653
Advertising (e)		36,385		151,296		44,625
Interest income (f)		64,809		83,625		84,987
	Ps.	9,075,094	Ps.	8,340,019	Ps.	8,525,808
Costs and expenses:
Donations	Ps.	26,729	Ps.	26,285	Ps.	32,111
Administrative services (d)		1,529		24,899		20,403
Technical services (g)		459,960		465,250		138,262
Programming production, transmission rights and telecom (h)		674,270		666,312		1,298,197
	Ps.	1,162,488	Ps.	1,182,746	Ps.	1,488,973

(a)

The Group receives royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision has the right to broadcast certain Televisa content in the United States for a term that commenced on January 1, 2011 and ends 7.5 years after the Group has sold two-thirds of its initial investment in UHI made in December 2010. The amended PLA includes a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$42.6 million (Ps.909,159), U.S.$32.3 million (Ps.625,410) and U.S.$46.6 million (Ps.891,990), for the fiscal years 2020, 2019 and 2018, respectively, to be provided by Univision, at no cost, for the promotion of certain Group businesses. This advertising does not have commercial substance for the Group, as it is related to activities that are considered ancillary to Group’s normal operations in the United States (see Notes 3, 9 and 10).

(b)	Services rendered to Univision in 2020, 2019 and 2018.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2020, 2019 and 2018, and Univision in 2018.
(d)

The Group receives revenue from and is charged by affiliates for various services, such as: equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses.

(e)	Advertising services rendered to OCEN and Univision in 2020, OCEN, Univision and Editorial Clío, Libros y Videos, S.A. de C.V. (“Editorial Clío”) in 2019 and 2018.
(f)	Includes mainly interest income from GTAC.
(g)	In 2020, 2019 and 2018, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)

Paid mainly to Univision and GTAC in 2020, 2019 and 2018. The Group pays royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group has the right to broadcast certain Univision’s content in Mexico for the same term as that of the PLA (see Notes 3, 9 and 10). It also includes payments by telecom services to GTAC in 2020, 2019 and 2018. In 2018 includes payments by transmission rights to AT&T.

Summary of balances of receivables and payables between the Group and related parties

	2020		2019
Current receivables:
UHI, including Univision (1)	Ps.	692,282	Ps.	748,844
OCEN		34,137		3,968
Editorial Clío		2,308		2,933
Other		58,225		58,682
	Ps.	786,952	Ps.	814,427
Current payables:
UHI, including Univision (1)	Ps.	—	Ps.	594,254
AT&T		32,310		25,447
Other		50,697		24,550
	Ps.	83,007	Ps.	644,251

(1)

As of December 31, 2020 and 2019, receivables from UHI related primarily to the PLA amounted to Ps.692,282 and Ps.748,844, respectively. Through December 29, 2020, the Group recognized a provision associated with a consulting arrangement entered into by the Group, UHI and an entity controlled by the former chairman of the Board of Directors of UHI, by which upon consummation of a qualified initial public offering of the shares of UHI or an alternative exit plan for the main current investors in UHI, the Group would pay the entity a portion of a defined appreciation in excess of certain preferred returns and performance thresholds of UHI. In connection with the sale of shares by the former control stockholders of UHI, which was concluded on December 29, 2020, and the dissolution of the special-purpose entity for this arrangement, the Company cancelled this provision on that date, and recognized a non-cash other income in the amount of Ps.691,221 in the statement of income for the year ended December 31, 2020 (see Note 22).